Legal And Regulatory Matters (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Anthony Morangelli [Member]	Dec. 31, 2013 Anthony Morangelli [Member]	Oct. 31, 2013 Bernadette Santos, Keith Knoche And Joyce White [Member]	Dec. 31, 2013 Bernadette Santos, Keith Knoche And Joyce White [Member]	Dec. 31, 2013 Chemed Corp. Securities Litigation [Member]
Litigation settlement				$ 14,300,000		$ 10,300,000
Litigation settlement after tax amount				9,000,000		6,500,000
Other operating expenses	26,221,000	1,126,000			14,800,000		10,500,000
Loss contigency, damages awarded								6,000,000
Proceeds from insurance reimbursement of certain legal costs	1,000,000
Legal Fees	$ 2,100,000	$ 1,200,000	$ 1,200,000